Expense Example - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio - VIP Balanced Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628